Prepaid expenses and other assets (current) (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Prepaid expenses and other assets (current)
Prepaid expenses and other current assets	€ 70,968	€ 49,244
Prepayments for material	4,653	5,724
Tax claims against the tax authorities	15,160	35,234
Prepayments for compensation for CMO transfer	€ 45,801	€ 0